Share based compensation (Changes in service-based share options activities) (Details) - Share Options [Member] - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Number of Options
Outstanding	6,502,897	6,631,792	4,967,000
Granted	745,000	500,000	2,837,500
Repurchase of vested options			(910,000)
Forfeited	(273,198)	(136,002)	(262,708)
Exercised	(1,427,716)	(492,893)
Outstanding	5,546,983	6,502,897	6,631,792	4,967,000
Vested and expected to vest	6,373,881
Exercisable	4,794,938
Weighted Average Exercise Price
Outstanding	$ 1.42	$ 0.57	$ 0.19
Granted	15.00	15.00	$ 1.09
Repurchase of vested options
Forfeited	4.91	11.81	$ 0.88
Exercised	1.11	0.94
Outstanding	3.15	$ 1.42	$ 0.57	$ 0.19
Vested and expected to vest	2.65
Exercisable	$ 1.04
Weighted Average Remaining Contractual Life In years
Outstanding	6 years 7 months 6 days	7 years 3 months 14 days	8 years 1 month 17 days	8 years 3 months 25 days
Vested and expected to vest	6 years 4 months 24 days
Exercisable	5 years 9 months 22 days
Weighted Average fair value at grant date
Outstanding (in dollars per share)	$ 3.41	$ 2.89	$ 0.30
Granted (in dollars per share)	8.05	10.68	6.66
Repurchase of vested options (in dollars per share)			0.10
Forfeited (in dollars per share)	7.71	8.85	4.32
Exercised (in dollars per share)	5.21	2.16
Outstanding (in dollars per share)	$ 3.36	$ 3.41	$ 2.89	$ 0.30
Aggregate Intrinsic Value
Outstanding	$ 38,994	$ 79,877	$ 85,854	$ 21,429
Exercised	11,357	$ 6,248
Vested and expected to vest	46,882
Exercisable	$ 40,111